                                                            OMB APPROVAL

                                                    OMB Number: 3235-0578
                                                    Expires: February 28, 2006
                                                    Estimated average burden
                                                    hours per response.....20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06557

                               STI Classic Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

            101 Federal Street Boston, MA                           02110
       ----------------------------------------                  ----------
       (Address of principal executive offices)                  (Zip code)

          BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
          -----------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

      File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

STI CLASSIC FIXED INCOME FUNDS
CLASSIC INSTITUTIONAL CORE BOND FUND

Schedule of Portfolio Investments
January 31, 2005
(unaudited)
(Amounts in thousands)

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                        ---------      -------
ASSET BACKED SECURITIES (0.1%)
HOME EQUITY ABS (0.1%)
Aames Mortgage Trust, Ser 1999-1, Cl
AF, 7.290%, 07/15/29                                    $      41      $    42
Aames Mortgage Trust, Ser 1999-2, Cl
AF, 7.589%, 10/15/29                                           29           30
Cityscape Home Equity Loan Trust, Ser
1996-3, Cl A8, 7.650%, 09/25/25                                43           43
Delta Funding Home Equity Loan Trust,
 Ser 1999-3, Cl A1F, 7.462%,
09/15/29                                                       15           16
EQCC Home Equity Loan Trust, Ser
1999-3, Cl A7F, 7.448%, 08/25/30                               13           14
New Century Home Equity Loan Trust,
Ser 1999-NCB, Cl A7, 7.540%,
06/25/29                                                       17           17
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.265%, 04/15/31                             23           24
                                                                       -------
TOTAL ASSET BACKED SECURITIES (COST $188)                                  186
                                                                       -------
CORPORATE BONDS (13.4%)
AUTO MANUFACTURERS (0.9%)
American Honda Finance Corp.,
3.850%, 11/06/08 (d)                                          335          333
DaimlerChrysler NA Holdings, 8.500%,
01/18/31                                                      275          352
Ford Motor Co., 7.450%, 07/16/31                            1,350        1,347
                                                                       -------
                                                                         2,032
                                                                       -------

BANKS (0.6%)
Bank of America Corp., 7.400%,
01/15/11                                                      730          846
Bank One Corp., 7.625%, 08/01/05                              105          107
BNP US Funding LLC, 7.738%,                                   160          176
Callable 12/05/07 @ 100 (c) (d) (i)
Wells Fargo & Co., 4.800%, 07/29/05                            55           55
                                                                       -------
                                                                         1,184
                                                                       -------
BEVERAGES (0.1%)
Miller Brewing Co., 4.250%, 08/15/08 (d)                      130          131
                                                                       -------
BUILDING MATERIALS (0.1%)
American Standard, Inc., 7.625%, 02/15/10                     140          160
                                                                       -------
COMMERCIAL SERVICES (0.1%)
ERAC USA Finance Co., 7.350%,
06/15/08 (d)                                                  135          148

R.R. Donnelley & Sons Co., 3.750%, 04/01/09                   170          167
                                                                       -------
                                                                           315
                                                                       -------

COMPUTERS (0.0%)
NCR Corp., 7.125%, 06/15/09                                    70           77
                                                                       -------
DIVERSIFIED FINANCIAL SERVICES (3.3%)
CIT Group, Inc., 5.750%, 09/25/07                             145          152
CIT Group, Inc., 5.500%, 11/30/07                             265          276
CIT Group, Inc., 5.125%, 09/30/14                             175          177
Citigroup, Inc., 5.125%, 05/05/14                             275          284
Citigroup, Inc., 5.875%, 02/22/33                             400          420
Fund American Cos., Inc., 5.875%,
05/15/13                                                      485          497
General Motors Acceptance Corp.,
8.000%, 11/01/31                                              320          324
Goldman Sachs Group, Inc. (The),
3.875%, 01/15/09                                              210          209
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                              170          169
Household Finance Corp., 7.625%,
05/17/32                                                      140          178
HSBC Holdings PLC, 7.625%,
05/17/32 (d)                                                  170          217
International Lease Finance Corp.,
4.750%, 07/01/09                                              635          646
J P Morgan Chase & Co., 6.625%,
03/15/12                                                      960        1,076
John Deere Capital Corp., 3.900%,
01/15/08                                                      165          165
MBNA Corp., 7.500%, 03/15/12                                  225          260
MBNA Corp., 6.125%, 03/01/13                                  460          497
Merrill Lynch & Co., 3.700%,
04/21/08                                                      135          134
Merrill Lynch & Co., 5.000%,
01/15/15                                                      395          396
Morgan Stanley, 5.300%, 03/01/13                              685          711
                                                                       -------
                                                                         6,788
                                                                       -------

ELECTRIC (1.2%)
Appalachian Power Co., Ser E, 4.800%,
06/15/05                                                       70           70
Calenergy Co., Inc., 7.520%, 09/15/08                          70           77
Carolina Power & Light Co., 6.500%,
07/15/12                                                      180          200
Cincinnati Gas & Electric Co., 5.700%,
09/15/12                                                      170          181
Dominion Resources, Inc., Ser E,
6.750%, 12/15/32                                              200          227
Entergy Gulf States, Inc., 4.875%,
11/01/11, Callable 11/01/06 @ 100                             280          278
Florida Power & Light Co., 6.875%,
12/01/05                                                       35           36
Northern States Power Co., 2.875%,
08/01/06                                                      150          148
Oncor Electric Delivery Co., 7.000%,
05/01/32                                                      175          208
Pacific Gas & Electric Co., 6.050%,
03/01/34                                                      595          641
Public Service Co. of Colorado, Ser 14,
4.375%, 10/01/08                                              130          131

Westar Energy, Inc., 7.875%, 05/01/07                         310          336
                                                                       -------
                                                                         2,533
                                                                       -------

ENTERTAINMENT (0.0%)
GTECH Holdings Corp., 4.750%,
10/15/10                                                       80           80
                                                                       -------
FOREST PRODUCTS & PAPER (0.4%)
International Paper Co., 5.500%,
01/15/14                                                      300          314
Weyerhaeuser Co., 6.750%, 03/15/12                            240          272
Weyerhaeuser Co., 7.375%, 03/15/32                            145          177
                                                                       -------
                                                                           763
                                                                       -------

HEALTHCARE - SERVICES (0.1%)
WellPoint Health Networks, Inc.,
6.375%, 06/15/06                                              295          306
                                                                       -------
HOME BUILDERS (0.2%)
Lennar Corp., 5.950%, 03/01/13                                205          217
Pulte Homes, Inc., 4.875%, 07/15/09                           290          294
                                                                       -------
                                                                           511
                                                                       -------

HOUSEHOLD PRODUCTS/WARES (0.1%)
Dial Corp., (The), 7.000%, 08/15/06                           300          316
                                                                       -------
INSURANCE (0.5%)
Berkshire Hathaway Financial, Corp.,
3.375%, 10/15/08                                              365          359
MetLife, Inc., 5.250%, 12/01/06                               175          180
Monumental Global Funding, 5.200%,
01/30/07 (d)                                                  105          108
Prudential Financial, Inc., 3.750%,
05/01/08                                                      180          178
Prudential Financial, Inc., 5.100%,
09/20/14                                                      280          284
                                                                       -------
                                                                         1,109
                                                                       -------
INVESTMENT COMPANIES (0.2%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                              295          329
                                                                       -------
LEISURE TIME (0.0%)
Harley Davidson Funding, 3.625%,
12/15/08 (d)                                                   90           89
                                                                       -------
LODGING (0.0%)
Marriott International, Inc., Ser C,
7.875%, 09/15/09                                               70           80
                                                                       -------
MEDIA (1.4%)
British Sky Broadcasting Group PLC,
6.875%, 02/23/09                                              200          219
Comcast Cable Communications, Inc.,
7.125%, 06/15/13                                              735          850
Comcast Cable Communications, Inc.,
7.050%, 03/15/33                                               55           65
Cox Communications, Inc., 4.625%,
06/01/13                                                      335          323
News America Holdings, Inc., 9.250%,
02/01/13                                                      300          387
News America Holdings, Inc., 6.200%,
12/15/34 (d)                                                  200          206
Time Warner, Inc., 7.625%, 04/15/31                           580          714
Univision Communications, Inc.,
7.850%, 07/15/11                                              270          318
                                                                       -------
                                                                         3,082
                                                                       -------

MINING (0.6%)
Barrick Gold Finance, Inc., 7.500%,
05/01/07                                                      140          151
Codelco, Inc., 5.500%, 10/15/13 (d)                           435          457
Inco Ltd., 7.750%, 05/15/12                                   600          713
                                                                       -------
                                                                         1,321
                                                                       -------

MISCELLANEOUS MANUFACTURER (0.7%)
General Electric Co., 5.000%,
02/01/13                                                    1,380        1,422
                                                                       -------

OIL & GAS (0.8%)
Devon Energy Corp., 10.250%,
11/01/05                                                       25           26
Devon Financing Corp., ULC, 7.875%,
09/30/31                                                      220          286
Enterprise Products Partners LP, Ser B,
6.875%, 03/01/33                                              275          305
Motiva Enterprises LLC, 5.200%,
09/15/12 (d)                                                  240          248
Phillips Petroleum Co., 6.375%,
03/30/09                                                      100          109
Phillips Petroleum Co., 8.750%,
05/25/10                                                      175          212
XTO Energy, Inc., 6.250%, 04/15/13                            395          435
                                                                       -------
                                                                         1,621
                                                                       -------
PACKAGING & CONTAINERS (0.1%)
Packaging Corp. of America, 5.750%,
08/01/13                                                      280          290
                                                                       -------
PIPELINES (0.7%)
Centerpoint Energy Resources Co., Ser
B, 7.875%, 04/01/13                                           445          532
K N Capital Trust III, 7.630%,
04/15/28                                                      375          433
Kinder Morgan, Inc., 7.250%,
03/01/28                                                      145          169
Panhandle Eastern Pipeline, 2.750%,
03/15/07                                                       70           68
Panhandle Eastern Pipeline, Ser B,
4.800%, 08/15/08                                              235          239
                                                                       -------
                                                                         1,441
                                                                       -------
REITS (0.1%)
Simon Property Group LP, 6.375%,
11/15/07                                                      175          186
                                                                       -------
SAVINGS & LOANS (0.1%)
Golden West Financial Corp., 4.125%,
08/15/07                                                      315          319
                                                                       -------
TELECOMMUNICATIONS (1.0%)
Deutsche Telekom International Finance,
9.250%, 06/01/32                                              200          294
SBC Communications, Inc., 5.625%,
06/15/16                                                       65           67
SBC Communications, Inc., 6.450%,
06/15/34                                                      155          168
Sprint Capital Corp., 8.750%,
03/15/32                                                      610          827

TELUS Corp., 8.000%, 06/01/11                                 335          396
Verizon Global Funding Corp., 7.750%,
12/01/30                                                      250          316
                                                                       -------
                                                                         2,068
                                                                       -------

TRANSPORTATION (0.1%)
FedEx Corp., 3.500%, 04/01/09                                 255          249
                                                                       -------
TOTAL CORPORATE BONDS (COST $28,303)                                    28,802
                                                                       -------

FOREIGN GOVERNMENT BOND (0.6%)
MEXICO  (0.6%)
Mexican United States, 8.300%,
08/15/31                                                    1,055        1,280
                                                                       -------
TOTAL FOREIGN GOVERNMENT BOND (COST $1,211)                              1,280
                                                                       -------

U.S. GOVERNMENT AGENCIES (32.4%)
FANNIE MAE (14.6%)
6.000%, 01/01/14                                              172          180
6.000%, 08/01/16                                               96          100
6.000%, 03/01/18                                               71           75
4.500%, 10/01/18                                              400          400
6.000%, 12/01/18                                               82           86
5.000%, 08/01/19                                              256          260
5.000%, 09/01/19                                              172          175
5.000%, 10/01/19                                              292          297
5.000%, 10/01/19                                              184          187
6.000%, 11/01/19                                              175          183
6.500%, 09/01/24                                               31           33
6.500%, 12/01/27                                                9            9
6.500%, 05/01/28                                                3            3
6.500%, 11/01/28                                               16           16
6.500%, 02/01/29                                               47           49
6.500%, 05/01/29                                               61           64
6.500%, 02/01/30                                                8            9
6.000%, 04/01/31                                               39           40
7.000%, 04/01/31                                              102          108
7.000%, 06/01/31                                               11           12
7.000%, 11/01/31                                               48           51
7.000%, 12/01/31                                              221          234
6.500%, 06/01/32                                              119          125
7.000%, 07/01/32                                              218          231
7.000%, 07/01/32                                              450          476
6.500%, 10/01/32                                               27           28
6.500%, 11/01/32                                               27           28
6.500%, 11/01/32                                               17           18
5.500%, 02/01/33                                              538          548
6.500%, 02/01/33                                               42           44
5.500%, 03/01/33                                              139          141
6.500%, 03/01/33                                              491          514
5.000%, 04/01/33                                               42           42
5.500%, 04/01/33                                              177          180
5.500%, 04/01/33                                              260          265
5.500%, 04/01/33                                              174          177
7.000%, 04/01/33                                              114          120
5.500%, 05/01/33                                              171          175
6.500%, 05/01/33                                               86           90
7.000%, 05/01/33                                               29           30
5.500%, 06/01/33                                               87           89
7.000%, 06/01/33                                               25           27
5.500%, 07/01/33                                               62           63
5.000%, 08/01/33                                              717          716

5.500%, 08/01/33                                              219          223
7.000%, 08/01/33                                               39           41
6.500%, 09/01/33                                              350          366
5.500%, 10/01/33                                               46           47
5.500%, 10/01/33                                              150          153
6.500%, 10/01/33                                              116          122
6.500%, 10/01/33                                              170          178
6.500%, 10/01/33                                               36           38
6.500%, 10/01/33                                              136          142
7.000%, 10/01/33                                               33           35
7.000%, 10/01/33                                               28           30
5.500%, 11/01/33                                              754          768
5.500%, 11/01/33                                              163          166
5.500%, 11/01/33                                              117          119
6.000%, 11/01/33                                              120          124
6.000%, 11/01/33                                               77           79
6.000%, 11/01/33                                              245          253
6.500%, 11/01/33                                               44           46
6.500%, 11/01/33                                              146          153
7.000%, 11/01/33                                               25           26
6.000%, 12/01/33                                              414          428
6.000%, 12/01/33                                              107          111
6.000%, 12/01/33                                               88           91
7.000%, 12/01/33                                              240          254
6.500%, 01/01/34                                              215          225
6.000%, 03/01/34                                              127          131
6.500%, 03/01/34                                              397          415
6.000%, 04/01/34                                              124          128
6.000%, 04/01/34                                              152          157
6.000%, 04/01/34                                              128          132
6.000%, 05/01/34                                              114          118
6.000%, 05/01/34                                              123          127
6.000%, 05/01/34                                              279          288
6.500%, 05/01/34                                              376          393
6.500%, 06/01/34                                               20           20
6.500%, 07/01/34                                              216          226
7.000%, 07/01/34                                              250          264
6.500%, 10/01/34                                              260          272
4.500%, 02/15/20 (f)                                        3,285        3,279
5.000%, 02/15/20 (f)                                        8,048        8,173
5.500%, 02/10/35 (f)                                          532          542
5.500%, 02/15/20 (f)                                        4,261        4,394
7.000%, 02/25/35 (f)                                        1,400        1,481
                                                                       -------
                                                                        31,456
                                                                       -------

FREDDIE MAC (16.3%)
8.500%, 03/01/20                                                2            2
6.000%, 01/01/29                                              109          113
6.500%, 10/01/29                                               54           57
6.000%, 12/01/31                                            1,940        2,005
6.500%, 07/01/32                                              205          215
5.000%, 02/01/33                                              711          712
5.500%, 05/01/33                                               21           22
5.000%, 06/01/33                                              143          144
5.500%, 06/01/33                                              134          137
5.500%, 06/01/33                                              154          157
5.000%, 07/01/33                                              255          255
5.500%, 10/01/33                                              127          130
6.000%, 10/01/33                                               44           46
6.000%, 12/01/33                                              186          192
5.000%, 01/01/34                                              246          246
6.000%, 01/01/34                                              123          127
6.000%, 01/01/34                                              387          400

6.000%, 01/01/34                                               74           77
6.000%, 02/01/34                                              623          644
6.500%, 03/01/34                                               84           88
6.500%, 05/01/34                                            2,942        3,081
6.000%, 06/01/34                                              245          253
6.000%, 07/01/34                                              164          170
6.000%, 08/01/34                                               38           39
6.000%, 08/01/34                                              200          207
6.500%, 08/01/34                                              166          173
5.000%, 11/01/34                                              599          599
5.000%, 12/01/34                                              225          225
5.000%, 12/01/34                                              583          583
5.000%, 12/01/34                                              425          424
5.000%, 02/10/35 (f)                                        5,472        5,462
5.000%, 02/10/35 (f)                                        3,700        3,822
5.500%, 02/10/35 (f)                                       13,790       14,052
                                                                       -------
                                                                        34,859
                                                                       -------

GINNIE MAE (1.5%)
7.500%, 04/15/29                                                3            3
7.500%, 01/15/31                                                6            6
7.500%, 04/15/31                                                5            6
7.500%, 05/15/31                                                4            4
7.500%, 05/15/31                                                9           10
7.000%, 07/15/31                                              147          156
7.500%, 09/15/31                                               21           23
7.500%, 10/15/31                                               30           32
7.500%, 11/15/31                                                3            4
6.500%, 04/15/32                                               41           43
6.500%, 07/15/32                                               29           31
7.500%, 07/15/32                                               46           50
6.500%, 08/15/32                                               72           76
6.500%, 11/15/32                                               38           40
6.500%, 01/15/33                                               61           64
6.000%, 03/15/33                                               38           40
6.000%, 04/15/33                                              116          121
5.000%, 07/15/33                                              150          151
5.000%, 08/15/33                                              148          149
6.000%, 01/15/34                                              500          520
6.500%, 07/15/34                                              400          421
5.000%, 11/15/34                                              200          201
6.000%, 11/15/34                                              122          127
5.000%, 12/15/34                                              117          118
5.000%, 01/15/35                                              883          888
                                                                       -------
TOTAL U.S. GOVERNMENT AGENCIES (COST $69,319)                            3,284
                                                                       -------
                                                                        69,599
                                                                       -------
U.S. TREASURY OBLIGATIONS (60.6%)
U.S. TREASURY BILLS (10.6%)
2.760%, 07/14/05                                           23,000       22,728
                                                                       -------
U.S. TREASURY BONDS (5.0%)
5.375%, 02/15/31                                            9,615       10,756
                                                                       -------
U.S. TREASURY INFLATION PROTECTED BONDS (9.8%)

1.875%, 07/15/13                                           13,865       14,806
3.875%, 04/15/29                                            3,985        6,369
                                                                       -------
                                                                        21,175
                                                                       -------

U.S. TREASURY NOTES (35.2%)
1.500%, 02/28/05                                           10,930       10,924
1.625%, 04/30/05                                           12,410       12,384
1.250%, 05/31/05                                            4,150        4,133
3.500%, 11/15/06                                            9,065        9,107

3.000%, 12/31/06                                            4,880        4,856
3.125%, 05/15/07                                           21,520       21,427
3.625%, 01/15/10                                            3,025        3,015
4.875%, 02/15/12                                            1,805        1,909
3.875%, 02/15/13                                            7,080        7,007
4.250%, 11/15/14                                            1,015        1,024
                                                                       -------
                                                                        75,786
                                                                       -------
TOTAL U.S. TREASURY OBLIGATIONS (COST $129,921)                        130,445
                                                                       -------
CASH EQUIVALENTS (1.6%)
CREDIT CARD ABS (0.5%)
American Express Credit Account Master
 Trust, Ser 2000-2, Cl A, 2.640%,
 09/17/07                                                     195          195
BA Master Credit Card Trust, Ser
2001-A, Cl A, 2.600%, 06/15/08                                381          381
Bank One Issuance Trust, Ser 2003, Cl
A2, 2.530%, 10/15/08(c)                                       276          276
Citibank Credit Card Issuance Trust, Ser 2002-A5
Cl A5, 2.530%, 09/17/07                                       143          143
                                                                       -------
                                                                           995
                                                                       -------
FANNIE MAE (0.1%)
Ser 2002-T10, Cl A1, 2.650%,
06/25/32                                                       45           45
Ser 2002-T13, Cl A1, 2.630%,
08/25/32                                                       90           90
Ser 2003-T4, Cl 1A, 2.650%, 09/26/33                          120          120
                                                                       -------
                                                                           255
                                                                       -------
FREDDIE MAC (0.0%)
Ser T-049, Cl AV, 2.680%, 12/25/32                             50           50
                                                                       -------
HOME EQUITY ABS (0.1%)
Mellon Bank Home Equity Loan Trust,
Ser 2001-1, Cl A, 2.740%, 03/20/27                            116          116
MSDWCC Home Equity Line of Credit
Trust, Ser 2003-1, Cl A, 2.800%,
11/25/15(c)                                                   149          149
Residential Funding Mortgage Securities I, Ser
2003-HS1, Cl A2, 2.820%, 12/25/32                              46           47
                                                                       -------
                                                                           312
                                                                       -------
OTHER ABS (0.9%)
Amortizing Residential Collateral Trust,
Ser 2002-BC1F, Cl A, 2.810%, 01/25/32                         147          147
Amortizing Residential Collateral Trust,
Ser 2002-BC3M, Cl A, 2.800%, 06/25/32                         114          114
Countrywide Home Equity Loan Trust,
Ser 2002-B, Cl A1, 2.730%, 04/15/28                           641          641
Countrywide Home Equity Loan Trust,
Ser 2002-D, Cl A1, 2.720%, 08/15/28                           314          314
Fleet Home Equity Loan Trust, Ser
2003-1, Cl A, 2.770%, 01/20/33                                114          114
Greenpoint Home Equity Loan Trust,
Ser 2003-1, Cl A, 2.750%, 04/15/29                            108          108
Merrill Lynch Home Equity Loan, Ser
1997-1, Cl A, 2.710%, 09/25/27                                 60           60

Residential Asset Mortgage Products,
Inc., Ser 2003- RS2, Cl 2, 2.870%,
03/25/33 (b) (c)                                                -            -
Wachovia Asset Securitization, Inc., Ser
2002-HE2, Cl A, 2.960%, 12/25/32(c)                           328          329

Wachovia Asset Securitization, Inc., Ser
 2003-HE1, Cl A1, 2.820%, 03/25/33                             76           76
                                                                     ---------
                                                                         1,903
                                                                     ---------

TOTAL CASH EQUIVALENTS (COST $3,513)                                     3,515
                                                                     ---------
REPURCHASE AGREEMENTS  (13.5%)
Lehman Brothers, 2.395%, dated 01/31/05,
 to be repurchased on 02/01/05,
repurchase price $28,949,158
(collateralized by U.S. Government
Agencies, 5.00%, due 01/01/35; total market
value $29,527,976)                                         28,947       28,947
                                                                     ---------
TOTAL REPURCHASE AGREEMENTS (COST $28,947)                              28,947
                                                                     ---------

TOTAL INVESTMENTS (COST $261,402) (a) - 122.2%                         262,774
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.2)%                        (47,679)
                                                                     ---------
NET ASSETS - 100.0%                                                  $ 215,095
                                                                     =========

------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND

Schedule of Portfolio Investments
January 31, 2005
(unaudited)
(Amounts in thousands)

                                            PRINCIPAL
                                              AMOUNT      VALUE
                                            ---------     -----
ASSET BACKED SECURITIES (0.7%)
HOME EQUITY ABS  (0.7%)
Aames Mortgage Trust, Ser 1999-1, Cl
AF, 7.290%, 07/15/29                        $    39       $  40
Aames Mortgage Trust, Ser 1999-2, Cl
AF, 7.589%, 10/15/29                             51          53
Cityscape Home Equity Loan Trust, Ser
1996-3, Cl A8, 7.650%, 09/25/25                  22          22
Contimortgage Home Equity Loan
Trust, Ser 1996-2, Cl A8, 7.900%,
07/15/27                                        120         127
Delta Funding Home Equity Loan Trust,
 Ser 1999-3, Cl A1F, 7.462%,
09/15/29                                         15          15
EQCC Home Equity Loan Trust, Ser
1999-3, Cl A7F, 7.448%, 08/25/30                 14          14
New Century Home Equity Loan Trust,
Ser 1999-NCB, Cl A7, 7.540%,
06/25/29                                         13          13
Soundview Home Equity Loan Trust,
Ser 2001-1, Cl A, 6.265%, 04/15/31               55          56
                                                          -----
TOTAL ASSET BACKED SECURITIES (COST $336)                   340
                                                          -----
CORPORATE BONDS (20.0%)
AUTO MANUFACTURERS (0.6%)
American Honda Finance Corp.,
3.850%, 11/06/08 (d)                             85          84
DaimlerChrysler NA Holdings Corp.,
7.300%, 01/15/12                                170         194
                                                          -----
                                                            278
                                                          -----
BANKS (1.6%)
Bank of America Corp., 7.400%,
01/15/11                                        235         272
Bank One Corp., 7.625%, 08/01/05                 85          87
BNP US Funding LLC, 7.738%,
Callable 12/05/07 @ 100
(c) (d) (i)                                     185         203
Wells Fargo & Co., 5.125%, 02/15/07             195         201
                                                          -----
                                                            763
                                                          -----
BUILDING MATERIALS (0.3%)
American Standard, Inc., 7.625%,
02/15/10                                       105          120
                                                          -----
COMMERCIAL SERVICES (0.4%)
ERAC USA Finance Co., 7.350%,
06/15/08 (d)                                     60          66

R.R. Donnelley & Sons Co., 3.750%,
04/01/09                                        105         103
                                                          -----
                                                            169
COMPUTERS (0.1%)                                          -----
NCR Corp., 7.125%, 06/15/09                      55          60
                                                          -----
DIVERSIFIED FINANCIAL SERVICES (8.1%)
CIT Group, Inc., 5.750%, 09/25/07                45          47
CIT Group, Inc., 5.500%, 11/30/07                80          83
CIT Group, Inc., 5.125%, 09/30/14                55          56
Citigroup, Inc., 5.125%, 05/05/14               240         248
Ford Motor Credit Co., 7.000%,
10/01/13                                        415         437
Fund American Cos., Inc., 5.875%,
05/15/13                                         75          77
General Electric Capital Corp., 4.250%,
01/15/08                                        510         516
General Motors Acceptance Corp.,
6.750%, 12/01/14                                110         108
Goldman Sachs Group, Inc. (The),
3.875%, 01/15/09                                 95          95
Goldman Sachs Group, Inc. (The),
4.750%, 07/15/13                                255         254
Household Finance Corp., 4.125%,
12/15/08                                        395         396
International Lease Finance Corp.,
4.750%, 07/01/09                                205         209
J P Morgan Chase & Co., 6.625%,
03/15/12                                        310         347
John Deere Capital Corp., 3.900%,
01/15/08                                         65          65
MBNA Corp., 6.125%, 03/01/13                    240         259
Merrill Lynch & Co., 3.700%,
04/21/08                                         40          40
Merrill Lynch & Co., 5.000%,
01/15/15                                        125         125
Morgan Stanley, 5.800%, 04/01/07                325         339
Morgan Stanley, 5.300%, 03/01/13                125         130
Sallie Mae, Inc., 5.625%, 04/10/07               55          57
                                                          -----
                                                          3,888
                                                          -----
ELECTRIC (0.9%)
Calenergy Co., Inc., 7.520%, 09/15/08            75          83
Entergy Gulf States, Inc., 4.875%,
11/01/11, Callable 11/01/06 @ 100                50          50
Florida Power & Light Co., 6.875%,
12/01/05                                         40          41
Northern States Power Co., 2.875%,
08/01/06                                         55          54
Oncor Electric Delivery Co., 6.375%,
05/01/12                                         60          66
Pacific Gas & Electric Co., 4.800%,
03/01/14                                        145         146
                                                          -----
                                                            440
                                                          -----
ENTERTAINMENT (0.1%)
GTECH Holdings Corp., 4.750%,
10/15/10                                         35          35
                                                          -----
FOREST PRODUCTS & PAPER (0.4%)
International Paper Co., 5.500%,
01/15/14                                         95          99

Weyerhaeuser Co., 6.750%, 03/15/12               65          74
                                                          -----
                                                            173
                                                          -----
HEALTHCARE - SERVICES (0.1%)
WellPoint Health Networks, Inc.,
6.375%, 06/15/06                                 40          41
                                                          -----
HOME BUILDERS (0.3%)
Lennar Corp., 5.950%, 03/01/13                   30          32
Pulte Homes, Inc., 4.875%, 07/15/09             100         101
                                                          -----
                                                            133
                                                          -----
INSURANCE (0.8%)
Berkshire Hathaway Financial, Corp.,
3.375%, 10/15/08                                180         178
MetLife, Inc., 5.250%, 12/01/06                  40          41
Prudential Financial, Inc., 3.750%,
05/01/08                                         60          59
Prudential Financial, Inc., 5.100%,
09/20/14                                         90          91
                                                          -----
                                                            369
                                                          -----
INVESTMENT COMPANIES (0.2%)
Credit Suisse First Boston USA, Inc.,
6.500%, 01/15/12                                105         117
                                                          -----
LEISURE TIME (0.1%)
Harley Davidson Funding, Inc, 3.625%,
12/15/08 (d)                                     65          64
                                                          -----
MEDIA (1.9%)
British Sky Broadcasting Group PLC,
6.875%, 02/23/09                                 95         104
Comcast Cable Communications, Inc.,
7.125%, 06/15/13                                185         214
News America Holdings, Inc., 9.250%,
02/01/13                                        145         187
Time Warner Cos., Inc., 9.125%,
01/15/13                                        240         307
Univision Communications, Inc.,
7.850%, 07/15/11                                100         118
                                                          -----
                                                            930
                                                          -----
MINING (0.7%)
Barrick Gold Finance, Inc., 7.500%,
05/01/07                                         60          65
Codelco, Inc., 5.500%, 10/15/13 (d)             110         115
Inco Ltd., 7.750%, 05/15/12                     145         173
                                                          -----
                                                            353
                                                          -----
MISCELLANEOUS MANUFACTURER (0.3%)
General Electric Co., 5.000%,
02/01/13                                        125         129
                                                          -----
OIL & GAS (0.8%)
Enterprise Products Operations, Inc.,
5.600%, 10/15/14 (d)                            160         164
Motiva Enterprises LLC, 5.200%,
09/15/12 (d)                                     90          93
Phillips Petroleum Co., 6.375%,
03/30/09                                         40          44
Phillips Petroleum Co., 8.750%,
05/25/10                                         80          97
                                                          -----
                                                            398
                                                          -----

PACKAGING & CONTAINERS (0.2%)

Packaging Corp. of America, 5.750%,
08/01/13                                              90        93
                                                            ------
PIPELINES (0.5%)
Centerpoint Energy Resources Co., Ser
B, 7.875%, 04/01/13                                  145       173
Kinder Morgan, Inc., 6.500%,
09/01/12                                              80        88
                                                            ------
                                                               261
                                                            ------
SAVINGS & LOANS (0.2%)
Golden West Financial Corp., 4.125%,
08/15/07                                              90        91
                                                            ------
TELECOMMUNICATIONS (1.4%)
Deutsche Telekom International Finance
Corp., 8.500%, 06/15/10 (h)                           70        83
SBC Communications, Inc., 5.625%,
06/15/16                                              65        67
Sprint Capital Corp., 8.375%,
03/15/12                                             195       237
TELUS Corp., 8.000%, 06/01/11                        100       118
Verizon Global Funding Corp., 7.250%,
12/01/10                                             160       183
                                                            ------
                                                               688
                                                            ------
TOTAL CORPORATE BONDS (COST $9,389)                          9,593
                                                            ------
FOREIGN GOVERNMENT BOND (0.7%)
MEXICO  (0.7%)
United Mexican States, 6.375%,
01/16/13                                             335       359
                                                            ------
TOTAL FOREIGN GOVERNMENT BOND (COST $339)                      359
                                                            ------
U.S. GOVERNMENT AGENCIES (0.4%)
FANNIE MAE  (0.3%)
6.000%, 07/01/09                                     122       123
                                                            ------
FREDDIE MAC (0.1%)
6.500%, 08/01/08                                      55        57
                                                            ------
TOTAL U.S. GOVERNMENT AGENCIES (COST $180)                     180
                                                            ------
U.S. TREASURY OBLIGATIONS (75.2%)
U.S. TREASURY INFLATION PROTECTED BONDS (9.7%)
1.875%, 07/15/13                                   4,340     4,635
                                                            ------
U.S. TREASURY NOTES (65.5%)
1.500%, 02/28/05                                   2,410     2,409
1.625%, 04/30/05                                   2,810     2,804
3.500%, 11/15/06                                   6,215     6,244
3.000%, 12/31/06                                   1,810     1,801
3.125%, 05/15/07                                   7,195     7,164
3.125%, 04/15/09                                   1,210     1,187
6.000%, 08/15/09                                   2,965     3,255
3.625%, 01/15/10                                   1,155     1,151
4.875%, 02/15/12                                     510       539
4.375%, 08/15/12                                      50        51
3.875%, 02/15/13                                   4,590     4,543
4.250%, 11/15/14                                     245       247
                                                            ------
                                                            31,395
                                                            ------
TOTAL U.S. TREASURY OBLIGATIONS (COST $36,029)              36,030
                                                            ------

REPURCHASE AGREEMENTS (2.5%)
Lehman Brothers, 2.395%, dated
01/31/05, to be repurchased on 02/01/05,
repurchase price $1,192,490 (collateralized
 by U.S. Government Agencies, 5.00%, due
01/01/35; total market value $1,218,217)           1,192       1,192
                                                            --------
TOTAL REPURCHASE AGREEMENTS (COST $1,192)                      1,192
                                                            --------
TOTAL INVESTMENTS (COST $47,464) (a) - 99.5%                  47,694
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                     222
                                                            --------
NET ASSETS - 100.0%                                         $ 47,916
                                                            ========

------------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
SEIX INSTITUTIONAL HIGH YIELD FUND

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands, except shares)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                 ------------      -------------
CONVERTIBLE BONDS (0.1%)
CHEMICALS (0.1%)
Hercules Trust II, 6.500%, 06/30/29              $      2,310      $       1,917
                                                                   -------------
TOTAL CONVERTIBLE BONDS (COST $1,896)                                      1,917
                                                                   -------------
CORPORATE BONDS (96.7%)
ADVERTISING (1.0%)
R.H. Donnelley Finance Corp.,
10.875%, 12/15/12, Callable 12/15/07 @
105.44                                                  9,156             10,712
R.H. Donnelley Finance Corp.,
10.875%, 12/15/12, Callable 12/15/07 @
105.44 (d)                                              3,475              4,066
                                                                   -------------
                                                                          14,778
                                                                   -------------
AEROSPACE/DEFENSE (0.3%)
L-3 Communications Corp., 7.625%,
06/15/12, Callable 06/15/07 @ 103.81                    3,333              3,633
                                                                   -------------
AGRICULTURE (0.6%)
Gold Kist, Inc., 10.250%, 03/15/14                      2,312              2,682
Seminis, Inc., 10.250%, 10/01/13,
Callable 10/01/08 @ 105.13                              5,315              6,351
                                                                   -------------
                                                                           9,033
                                                                   -------------
APPAREL (0.1%)
William Carter Co. (The), Ser B,
10.875%, 08/15/11, Callable 08/15/06 @
105.44                                                  1,049              1,172
                                                                   -------------
BEVERAGES (0.4%)
Constellation Brands, Inc., 8.625%,
08/01/06                                                4,315              4,607
Constellation Brands, Inc., Ser B,
8.125%, 01/15/12, Callable 01/15/07 @
104.06 (e)                                              1,456              1,583
                                                                   -------------
                                                                           6,190
                                                                   -------------
BUILDING MATERIALS (0.6%)
Ainsworth Lumber, 6.300%, 10/01/10,
Callable 10/01/06 @ 102.00 (c) (d)                      1,835              1,872
Ainsworth Lumber, 7.250%, 10/01/12,
Callable 10/01/08 @ 103.63 (d)                          4,115              4,114
US Concrete, Inc., 8.375%, 04/01/14,
Callable 04/01/09 @ 104.88                              2,810              3,021
                                                                   -------------
                                                                           9,007
                                                                   -------------
CHEMICALS (3.9%)
Acetex Corp., 10.875%, 08/01/09,
Callable 08/01/05 @ 105.44                              1,991              2,155
ARCO Chemical Co., 10.250%,
11/01/10                                                4,425              5,067

Equistar Chemicals LP, 10.125%,
09/01/08                                                  995              1,134
Equistar Chemicals LP, 10.625%,
05/01/11, Callable 05/01/07 @ 105.31                      995              1,144
Ethyl Corp., 8.875%, 05/01/10                           2,130              2,343
FMC Corp., 10.250%, 11/01/09,
Callable 11/01/06 @ 105.13                              8,872             10,093
FMC Corp., Ser A, 7.000%, 05/15/08                        997              1,053
Huntsman International LLC, 9.875%,
03/01/09                                                  970              1,057
Huntsman International LLC, 11.625%,
10/15/10, Callable 10/15/07 @ 105.81                    5,036              5,867
Lyondell Chemical Co., Ser A, 9.625%,
 05/01/07                                               5,650              6,173
MacDermid, Inc., 9.125%, 07/15/11,
Callable 07/15/06 @ 104.56                              3,785              4,187
Millennium American Corp., Inc.,
7.000%, 11/15/06 (e)                                    1,735              1,804
Nalco Co., 7.750%, 11/15/11, Callable
11/15/07 @ 103.88 (e)                                   6,885              7,384
Rockwood Specialties Group, Inc.,
7.500%, 11/15/14, Callable 11/15/09 @
103.75 (d)                                              3,380              3,481
Rockwood Specialties Group, Inc.,
10.625%, 05/15/11, Callable 05/15/07 @
105.31                                                  3,565              4,064
                                                                          ------
                                                                          57,006
                                                                          ------
COAL (0.3%)
Luscar Coal Ltd., 9.750%, 10/15/11,
Callable 10/15/06 @ 104.88                              3,662              4,101
                                                                          ------
COMMERCIAL SERVICES (3.5%)
Corrections Corp. of America, 9.875%,
05/01/09, Callable 05/01/06 @ 104.94                    5,121              5,633
Corrections Corp. of America, 7.500%,
05/01/11, Callable 05/01/07 @ 103.75                    7,735              8,228
Geo Group, Inc., 8.250%, 07/15/13,
Callable 07/15/08 @ 104.13                              3,495              3,718
Knowledge Learning Corp., 7.750%,
02/01/15, Callable 02/01/10 @103.88 (d)                 1,960              1,970
Service Corp. International, 7.200%,
06/01/06                                                3,872              4,008
Service Corp. International, 6.875%,
10/01/07                                                  950                993
Service Corp. International, 6.500%,
03/15/08                                                  680                698
Service Corp. International, 7.700%,
04/15/09                                               11,213             11,885
Service Corp. International, 7.875%,
02/01/13                                                   63                 67
Stewart Enterprises, 10.750%, 07/01/08,
 Callable 07/01/05 @ 105.38                            10,494             11,333
United Rentals North America, Inc.,
6.500%, 02/15/12, Callable 02/15/08 @
103.25                                                  2,240              2,201
                                                                          ------
                                                                          50,734
                                                                          ------

COMPUTERS (0.6%)
Seagate Technology HDD Holdings,
8.000%, 05/15/09, Callable 05/15/06 @ 104               3,639              3,912

Unisys Corp., 8.125%, 06/01/06                          3,917              4,093
                                                                          ------
                                                                           8,005
                                                                          ------

COSMETICS/PERSONAL CARE (0.2%)
Elizabeth Arden, Inc., 7.750%,
01/15/14, Callable 01/15/09 @ 103.88                    3,440              3,603
                                                                          ------
DIVERSIFIED FINANCIAL SERVICES (1.7%)
Aes Ironwood LLC, 8.857%, 11/30/25                        958              1,082
Aes Red Oak LLC, Ser A, 8.540%,
11/30/19                                                1,595              1,786
Aes Red Oak LLC, Ser B, 9.200%,
11/30/29                                                2,200              2,464
Borden U.S. Financial/Nova Scotia,
9.000%, 07/15/14, Callable 07/15/09 @
104.50 (d)                                              3,480              3,829
Consolidated Communication Holdings,
9.750%, 04/01/12, Callable 04/01/08 @
104.88(d)                                               2,015              2,176
Jostens IH Corp., 7.625%, 10/01/12,
Callable 10/01/08 @ 103.81 (d)                          3,685              3,749
Rainbow National Services LLC,
8.750%, 09/01/12, Callable 09/01/08 @
104.38 (d)                                              1,245              1,401
Refco Finance Holdings, 9.000%,
08/01/12, Callable 08/01/08 @ 104.50 (d)                2,370              2,583
UGS Corp., 10.000%, 06/01/12,
Callable 06/01/08 @ 105(d)                              2,413              2,690
Universal City Florida Holdings,
7.200%, 05/01/10, Callable 11/01/06 @ 103(c)            1,765              1,836
Universal City Florida Holdings,
8.375%, 05/01/10, Callable 05/01/07 @ 104.19              970              1,009
                                                                          ------
                                                                          24,605
                                                                          ------
ELECTRIC (12.7%)
AES Corp. (The), 9.375%, 09/15/10 (e)                   2,775              3,139
AES Corp. (The), 8.750%, 05/15/13,
Callable 05/15/08 @ 104.38(d)                          14,847             16,629
Allegheny Energy Supply, Inc., 7.800%,
03/15/11                                                2,605              2,820
Allegheny Energy Supply, Inc., 8.250%,
04/15/12 (d)                                            1,695              1,886
Aquila, Inc., 9.950%, 02/01/11                            960              1,081
Aquila, Inc., 14.875%, 07/01/12                         5,635              7,861
BRL Universal Equipment LP, 8.875%,
02/15/08, Callable 02/15/05 @ 104.44                    8,264              8,646
Edison Mission Energy, 10.000%,
08/15/08                                                  490                566
Edison Mission Energy, 9.875%,
04/15/11                                               12,225             14,288
FirstEnergy Corp, Ser B, 6.450%,
11/15/11                                                9,925             10,771
FPL Energy Wind Funding, 6.876%,
06/27/17(d)                                             3,453              3,595
General Cable Corp., 9.500%, 11/15/10,
 Callable 11/15/07 @ 104.75                             6,448              7,254

Homer City Funding LLC, 8.137%,
10/01/19                                                2,671              3,018
Homer City Funding LLC, 8.734%,
10/01/26                                                3,621              4,255
Inergy LP, 6.875%, 12/15/14, Callable
12/15/09 @ 103.44(d)                                    3,125              3,109
IPALCO Enterprises, Inc., 8.375%,
11/14/08                                                5,000              5,600
Kansas Gas & Electric Co., 8.290%,
03/29/16, Callable 12/17/04 @ 103.32                    1,100              1,133
Legrand Holding S.A., 10.500%,
02/15/13, Callable 02/15/08 @ 105.25                    3,485              4,121
Legrand Holding S.A., 8.500%,
02/15/25(d)                                               535                631
Midwest Generation LLC, 8.750%,
05/01/34, Callable 05/01/09 @ 104.38                      601                672
Midwest Generation LLC, Ser A,
8.300%, 07/02/09                                        3,350              3,618
Midwest Generation LLC, Ser B,
8.560%, 01/02/16                                       10,800             12,096
MSW Energy Holdings/Finance,
8.500%, 09/01/10, Callable 09/01/07 @
104.25                                                  4,290              4,676
MSW Energy Holdings/Finance, Ser B,
7.375%, 09/01/10, Callable 09/01/07 @
103.69                                                  6,326              6,611
NRG Energy, Inc., 8.000%, 12/15/13,
Callable 12/15/08 @ 104(d)                             10,208             10,999
PSEG Energy Holdings, 7.750%,
04/16/07                                                1,163              1,214
PSEG Energy Holdings, 8.625%,
02/15/08                                               16,185             17,420
PSEG Energy Holdings, 10.000%,
10/01/09                                                  896              1,036
Reliant Energy, Inc., 6.750%, 12/15/14,
Callable 12/15/09 @ 103.38                              6,865              6,693
Sithe/Independence Funding Corp., Ser
A, 8.500%, 06/30/07                                     1,745              1,825
Sithe/Independence Funding Corp., Ser
A, 9.000%, 12/30/13                                     8,175              9,159
Texas Genco LLC, 6.875%, 12/15/14,
Callable 12/15/09 @ 103.44(d)                           6,260              6,479
                                                                         -------
                                                                         182,901
                                                                         -------
ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
Rayovac Corp., 7.375%, 02/01/15,
Callable 02/07/10 @ 103.69(d)                           3,250              3,278
                                                                         -------
ELECTRONICS (1.1%)
Fisher Scientific International, Inc.,
8.125%, 05/01/12, Callable 05/01/07 @
104.06                                                  1,745              1,926
Sanmina SCI Corp., 10.375%,
01/15/10, Callable 01/15/07 @ 105.19                   11,866             13,468
Sanmina-SCI Corp., 3.000%, 03/15/07,
Callable 12/10/04 @ 101.29 (e)                          1,235              1,173
                                                                         -------
                                                                          16,567
                                                                         -------
ENERGY - ALTERNATIVE SERVICES (0.5%)
Salton Sea Funding Corp., Ser C,
7.840%, 05/30/10                                       4,864              5,242

Salton Sea Funding Corp., Ser F,
7.475%, 11/30/18                                        1,251              1,371
                                                                          ------
                                                                           6,613
                                                                          ------
ENTERTAINMENT (2.1%)
Argosy Gaming Co., 9.000%, 09/01/11,
 Callable 09/01/06 @ 104.50                             8,116              8,988
Capitol Records, Inc., 8.375%,
08/15/09 (d)                                            5,623              6,312
Isle of Capri Casinos, Inc., 9.000%,
03/15/12, Callable 03/15/07 @ 104.50                    2,705              2,986
Penn National Gaming, Inc., 8.875%,
03/15/10, Callable 03/15/06 @ 104.44                    2,025              2,187
Penn National Gaming, Inc., Ser B,
11.125%, 03/01/08, Callable 03/01/05 @
105.56                                                  3,195              3,387
Warner Music Group, 7.375%,
04/15/14, Callable 04/15/09 @ 103.69
(d)                                                     6,777              7,082
                                                                          ------
                                                                          30,942
                                                                          ------
ENVIRONMENT CONTROL (0.8%)
Allied Waste North America, Inc., Ser
B, 8.500%, 12/01/08                                     7,407              7,721
Allied Waste North America, Inc., Ser
B, 9.250%, 09/01/12, Callable 09/01/07
@ 104.63                                                  465                493
Casella Waste Systems, 9.750%,
02/01/13, Callable 02/01/08 @ 104.88                    2,675              2,943
                                                                          ------
                                                                          11,157
                                                                          ------
FOOD (2.6%)
Dean Foods Co., 8.150%, 08/01/07                       13,292             14,355
Del Monte Corp., 8.625%, 12/15/12,
Callable 12/15/07 @ 104.31                              1,097              1,219
Pilgrim's Pride Corp., 9.625%,
09/15/11, Callable 09/15/06 @ 104.81                    1,775              1,972
Smithfield Foods, Inc., Ser B, 8.000%,
10/15/09                                                3,957              4,368
Smithfield Foods, Inc., Ser B, 7.750%,
05/15/13 (e)                                            5,015              5,554
Stater Brothers Holdings, Inc., 5.380%,
06/15/10 (c)                                            2,159              2,224
Swift & Co., 10.125%, 10/01/09,
Callable 10/01/06 @ 105.06                              2,610              2,917
Swift & Co., 12.500%, 01/01/10,
Callable 10/01/06 @ 106.25                                955              1,084
United Agricultural Products, 8.250%,
12/15/11, Callable 12/15/07 @ 104.13 (d)                3,106              3,347
                                                                          ------
                                                                          37,040
                                                                          ------
FOREST PRODUCTS & PAPER (4.6%)
Appleton Papers, Inc., 8.125%,
06/15/11, Callable 06/15/08 @ 104.06                    2,601              2,744
Appleton Papers, Inc., Ser B, 9.750%,
06/15/14, Callable 06/15/09 @ 104.88                    1,509              1,622
Boise Cascade LLC, 5.535%, 10/15/12,
Callable 12/09/04 @ 103 (c) (d)                         8,125              8,348
Boise Cascade LLC, 7.125%, 10/15/14,
Callable 10/15/09 @ 103.56 (d)                          2,600              2,724
Georgia Pacific Corp., 7.375%,
07/15/08                                                7,907              8,560

Georgia Pacific Corp., 8.875%,
02/01/10                                                7,457              8,631
Georgia-Pacific Corp., 8.125%,
05/15/11                                                6,677              7,679
Georgia-Pacific Corp., 9.500%,
12/01/11                                                2,150              2,650
Georgia-Pacific Corp., 8.875%,
05/15/31                                                7,814              9,962
Millar Western Forest Products Ltd.,
7.750%, 11/15/13, Callable 11/15/08 @
103.88                                                  3,225              3,370
Neenah Paper, Inc., 7.375%, 11/15/14,
Callable 11/15/09 @ 103.69 (d)                          4,000              4,020
Tembec Industries, Inc., 8.500%,
02/01/11                                                4,130              4,089
Tembec Industries, Inc., 7.750%,
03/15/12                                                1,745              1,658
                                                                          ------
                                                                          66,057
                                                                          ------
HEALTHCARE - PRODUCTS (1.1%)
Dade Behring, Inc., 11.910%, 10/03/10,
Callable 10/03/05 @ 105.95                              5,333              5,893
Kinetic Concepts, Inc., 7.375%,
05/15/13, Callable 05/15/08 @ 103.69                    2,241              2,375
Sybron Dental Specialties, Inc., 8.125%,
 06/15/12, Callable 06/15/07 @ 104.06                   2,542              2,758
Universal Hospital Services, Inc.,
10.125%, 11/01/11, Callable 11/01/07 @
105.06                                                  5,245              5,429
                                                                          ------
                                                                          16,455
                                                                          ------
HEALTHCARE - SERVICES (2.6%)
Coventry Health Care, Inc., 5.875%,
01/15/12 (d)                                            1,425              1,446
Coventry Health Care, Inc., 8.125%,
02/15/12, Callable 02/15/07 @ 104.06                    5,418              5,919
Coventry Health Care, Inc., 6.125%,
01/15/15 (d)                                            1,110              1,127
HCA, Inc., 8.750%, 09/01/10                             6,578              7,489
HCA, Inc., 7.875%, 02/01/11                             1,862              2,047
HCA, Inc., 7.500%, 11/15/95                             6,376              6,154
Pacificare Health Systems, 10.750%,
06/01/09, Callable 06/01/06 @ 105.38                    4,687              5,296
Select Medical Corp., 9.500%,
06/15/09, Callable 06/15/05 @ 104.75                    1,042              1,183
Select Medical Corp., 7.500%,
08/01/13, Callable 08/01/08 @ 103.75                      683                728
Triad Hospitals, Inc., 7.000%, 05/15/12,
 Callable 05/15/08 @ 103.50                             6,195              6,482
                                                                          ------
                                                                          37,871
                                                                          ------
HOLDING COMPANIES-DIVERSIFIED (0.3%)
Leucadia National Corp., 7.000%,
08/15/13                                                3,225              3,330
Leucadia National Corp., 8.650%,
01/15/27, Callable 01/15/07 @ 104.28                      725                754
                                                                          ------
                                                                           4,084
                                                                          ------
INSURANCE (1.6%)
AFC Capital Trust I, Ser B, 8.207%,
02/03/27 (e)                                            3,797              4,094
Allmerica Financial Corp., 7.625%, 10/15/25             1,525              1,610

Crum & Forster Holdings Corp.,
10.375%, 06/15/13, Callable 06/15/08 @
105.19                                                  1,624              1,815
Fairfax Financial Holdings Ltd.,
7.750%, 04/26/12                                        2,465              2,520
Fairfax Financial Holdings Ltd.,
7.375%, 04/15/18                                        5,061              4,959
Fairfax Financial Holdings Ltd.,
8.300%, 04/15/26                                          155                154
Fairfax Financial Holdings Ltd.,
7.750%, 07/15/37                                        3,625              3,299
Markel Capital Trust I, Ser B, 8.710%,
01/01/46, Callable 01/01/07 @ 104.36                    4,000              4,452
                                                                          ------
                                                                          22,903
                                                                          ------
LODGING (5.7%)
Caesars Entertainment, 9.375%,
02/15/07                                                  755                826
Caesars Entertainment, 7.500%,
09/01/09                                                5,887              6,535
Chumash Casino & Resort Enterprise,
9.000%, 07/15/10, Callable 07/15/06 @
104.50 (d)                                              3,058              3,341
Kerzner International Ltd., 8.875%,
08/15/11, Callable 08/15/06 @ 104.44                    4,018              4,540
Mandalay Resort Group, 9.500%,
08/01/08                                                1,546              1,685
Mandalay Resort Group, Ser B,
10.250%, 08/01/07                                      20,936             23,658
MGM Mirage, Inc., 9.750%, 06/01/07                      6,920              7,681
MGM Mirage, Inc., 8.500%, 09/15/10                     18,079             20,474
Venetian Casino Resort LLC, 11.000%,
06/15/10, Callable 06/15/06 @ 105.50                    3,775              4,266
Wynn Las Vegas LLC, 6.625%,
12/01/14, Callable 12/01/09 @ 103.31 (d)               10,160              9,982
                                                                          ------
                                                                          82,988
                                                                          ------
MACHINERY DIVERSIFIED (0.3%)
Dresser-Rand Group, Inc., 7.375%,
11/01/14, Callable 11/01/09 @ 103.69 (d)                1,800              1,841
NMGH Holding Co., 10.000%,
05/15/09, Callable 05/15/06 @ 105                       2,630              2,906
                                                                          ------
                                                                           4,747
                                                                          ------
MEDIA (10.5%)
Cablevision Systems Corp., 6.669%,
04/01/09 (c) (d)                                        1,925              2,089
Cablevision Systems Corp., 8.000%,
04/15/12 (d)                                            3,410              3,683
Canwest Media, Inc., 8.000%, 09/15/12,
 Callable 09/15/11 @ 100                               13,173             14,095
CanWest Media, Inc., Ser B, 7.625%,
04/15/13, Callable 04/15/08 @ 103.81                    3,562              3,847
Charter Communications LLC, 8.000%,
04/30/12 (d)                                            3,360              3,385
Charter Communications LLC, 8.375%,
04/30/14, Callable 04/30/09 @ 104.19                      630                646
CORUS Entertainment, Inc., 8.750%,
03/01/12, Callable 03/01/07 @ 104.38                    4,146              4,504
CSC Holdings, Inc., 7.250%,
07/15/08                                                   45                 48

CSC Holdings, Inc., 10.500%,
05/15/16, Callable 05/15/06 @ 105.25                    5,370              6,028
Dex Media East Finance, 9.875%,
11/15/09, Callable 11/15/06 @ 104.94                    9,233             10,341
Dex Media West Finance, Ser B,
8.500%, 08/15/10, Callable 08/15/07 @
104.25                                                  2,505              2,724
Dex Media West Finance, Ser B,
9.875%, 08/15/13, Callable 08/15/08 @
104.94                                                 10,417             11,810
Dex Media, Inc., 9.000%, 11/15/13,
Callable 11/15/08 @ 104.50 (c)                          2,870              2,160
Dex Media, Inc., 9.000%, 11/15/13,
Callable 11/15/08 @ 104.50 (c)                          1,145                862
Directv Holdings, 8.375%, 03/15/13,
Callable 03/15/08 @ 104.19                             22,402             25,230
EchoStar DBS Corp., 5.256%,
10/01/08, Callable Call 10/01/05 @
102 (c)                                                 4,830              4,987
EchoStar DBS Corp., 9.125%,
01/15/09, Callable 01/15/06 @ 104.56                    5,989              6,513
Gray Television, Inc., 9.250%,
12/15/11, Callable 12/15/06 @ 104.62                    3,435              3,821
Houghton Mifflin Co., 8.250%,
02/01/11, Callable 02/01/11 @ 104.12                    2,040              2,132
Kabel Deutschland GMBH, 10.625%,
07/01/14, Callable 07/01/09 @ 105.31 (d)               11,400             12,882
Mediacom Broadband LLC, 11.000%,
07/15/13, Callable 07/15/06 @ 105.50                    2,605              2,807
PRIMEDIA, Inc., 7.625%, 04/01/08,
Callable 03/17/05 @ 102.54                              1,050              1,068
PRIMEDIA, Inc., 8.875%, 05/15/11,
Callable 05/15/06 @ 104.44                              1,155              1,219
PRIMEDIA, Inc., 8.000%, 05/15/13,
Callable 05/15/08 @ 104                                 3,680              3,772
Quebecor Media, Inc., 11.125%,
07/15/11, Callable 07/15/06 @ 105.56                    2,520              2,835
Radio One, Inc., Ser B, 8.875%,
07/01/11, Callable 07/01/06 @ 104.44                    2,725              2,963
Readers Digest Association, Inc.,
6.500%, 03/01/11, Callable 03/01/08 @
103.25 (e)                                              6,136              6,458
RH Donnelley Finance Corp., 8.875%,
12/15/10, Callable 12/15/06 @ 104.44                    1,350              1,495
Sinclair Broadcast Group, Inc., 8.750%,
12/15/11, Callable 12/15/06 @ 104.38 (e)                7,570              8,062
                                                                         -------
                                                                         152,466
                                                                         -------
MINING (0.9%)
Novelis, Inc., 7.250%, 02/15/15,
Callable 02/15/10 @ 103.63 (d)                         12,705             13,023
                                                                         -------
MISCELLANEOUS MANUFACTURER (0.1%)
Koppers, Inc., 9.875%, 10/15/13,
Callable 10/15/08 @ 104.94                              1,881              2,135
                                                                         -------
OFFICE/BUSINESS EQUIPMENT (1.1%)
Xerox Corp., 9.750%, 01/15/09                          11,974             13,830
Xerox Corp., 7.125%, 06/15/10                           1,425              1,535
                                                                         -------
                                                                          15,365
                                                                         -------

OIL & GAS (7.1%)
AmeriGas Partners/Eagle Finance, Ser B,
 8.875%, 05/20/11, Callable 05/20/06 @
 104.44                                                 4,782              5,165
AmeriGas Partners/Eagle Finance, Ser D,
 10.000%, 04/15/06                                      1,030              1,092
Chesapeake Energy Corp., 9.000%,
08/15/12, Callable 08/15/07 @ 104.50                    6,628              7,506
Chesapeake Energy Corp., 7.500%,
09/15/13, Callable 09/15/08 @ 103.75 (e)               12,532             13,659
Chesapeake Energy Corp., 7.500%,
06/15/14, Callable 06/15/09 @ 103.75                    3,589              3,912
Chesapeake Energy Corp., 7.750%,
01/15/15, Callable 01/15/08 @ 103.88 (e)                3,840              4,171
CITGO Petroleum Corp., 7.875%,
05/15/06                                                  615                641
Encore Acquisition Co., 8.375%,
06/15/12, Callable 06/15/07 @ 104.19                    1,837              2,025
EXCO Resources, Inc., 7.250%,
01/15/11, Callable 01/15/07 @ 105.44                    7,213              7,610
FerrellGas Partners, LP, 8.750%,
06/15/12, Callable 06/15/07 @ 104.38                    6,054              6,478
FerrellGas Partners, LP, 6.750%,
05/01/14, Callable 05/01/09 @ 103.38                      681                678
Forest Oil Corp., 8.000%, 06/15/08                      8,994              9,770
Forest Oil Corp., 8.000%, 12/15/11                      3,898              4,419
Premcor Refining Group, Inc., 9.250%,
02/01/10, Callable 02/01/07 @ 104.63                    6,667              7,467
Premcor Refining Group, Inc., 6.750%,
02/01/11                                                3,032              3,237
Premcor Refining Group, Inc., 6.125%,
05/01/11                                                2,576              2,673
Premcor Refining Group, Inc., 7.750%,
02/01/12, Callable 02/01/08 @103.88 (e)                 5,250              5,709
Swift Energy Co., 7.625%, 07/15/11,
Callable 07/15/08 @ 103.81                              3,715              4,003
Swift Energy Co., 9.375%, 05/01/12,
Callable 05/01/07 @ 104.69                              2,686              2,981
Western Oil Sands, Inc., 8.375%,
05/01/12                                                7,774              9,096
                                                                         -------
                                                                         102,292
                                                                         -------
OIL & GAS SERVICES (0.6%)
Hanover Compressor Co., 8.625%,
12/15/10, Callable 12/15/07 @ 104.31                    1,785              1,928
Hanover Compressor Co., 9.000%,
06/01/14, Callable 06/01/09 @ 104.50                    2,020              2,222
Hanover Equipment Trust 01, Ser B,
8.750%, 09/01/11, Callable 09/01/06 @
104.38 (c)                                              3,291              3,554
Universal Compression, Inc., 7.250%,
05/15/10, Callable 05/15/07 @ 103.62                      430                454
                                                                         -------
                                                                           8,158
                                                                         -------
PACKAGING & CONTAINERS (4.1%)
Berry Plastics Corp., 10.750%,
07/15/12, Callable 07/15/07 @ 105.38 (e)                2,125              2,423
CROWN EURO Holdings SA, 9.500%,
 03/01/11, Callable 03/01/07 @ 104.75                   7,620              8,496
CROWN EURO Holdings SA,

10.875%, 03/01/13, Callable 03/01/08 @
105.44                                                  5,986              7,019
Graphic Packaging International,
9.500%, 08/15/13, Callable 08/15/08 @
104.75                                                  3,430              3,824
Jefferson Smurfit Corp., 8.250%,
10/01/12, Callable 01/10/07 @ 104.12                    5,760              6,106
Owens-Brockway Glass Container,
8.875%, 02/15/09, Callable 02/15/06 @
104.44 (e)                                              5,655              6,114
Owens-Brockway Glass Container,
8.750%, 11/15/12, Callable 11/15/07 @
104.38                                                  8,880              9,880
Plastipak Holdings, Inc., 10.750%,
09/01/11, Callable 09/01/06 @ 105.38                    1,440              1,620
Stone Container Corp., 9.250%,
02/01/08                                                2,740              3,000
Stone Container Corp., 9.750%,
02/01/11, Callable 02/01/06 @ 104.88                    3,075              3,359
Stone Container Corp., 8.375%,
07/01/12, Callable 07/01/07 @ 104.19                    6,519              6,910
                                                                          ------
                                                                          58,751
                                                                          ------
PHARMACEUTICALS (0.6%)
Elan Financial Corp. PLC, 6.510%,
11/15/11, Callable 11/15/06 @ 102 (c) (d)               1,620              1,689
Elan Financial Corp. PLC, 7.750%,
11/15/11, Callable 11/15/08 @ 103.88 (d)                7,170              7,493
                                                                          ------
                                                                           9,182
                                                                          ------
PIPELINES (3.4%)
Dynegy Holdings, Inc., 10.125%,
07/15/13, Callable 07/15/08 @ 105.06 (d)                6,929              7,691
Transcontinental Gas Pipe Line Corp.,
Ser B, 8.875%, 07/15/12                                 1,015              1,232
TransMontaigne, Inc., 9.125%,
06/01/10, Callable 06/01/07 @ 104.56                    1,448              1,557
Williams Cos., Inc., 7.125%,
09/01/11                                               18,100             19,683
Williams Cos., Inc., 8.125%, 03/15/12
(c)                                                     6,700              7,705
Williams Cos., Inc., 8.750%,
03/15/32                                                9,055             10,866
                                                                          ------
                                                                          48,734
                                                                          ------
REAL ESTATE (0.4%)
CB Richard Ellis Group, Inc., 9.750%,
05/15/10, Callable 05/15/07 @ 104.88                    2,451              2,794
CB Richard Ellis Services, 11.250%,
06/15/11, Callable 06/15/06 @ 105.63                    2,755              3,141
                                                                          ------
                                                                           5,935
                                                                          ------
REITS (0.9%)
Host Marriott LP, Ser G,
9.250%, 10/01/07                                        2,398              2,650
Host Marriott LP, Ser I,
9.500%, 01/15/07                                        7,530              8,151
Omega Healthcare Investors, Inc.,
7.000%, 04/01/14 (d)                                    1,715              1,732
                                                                          ------
                                                                          12,533
                                                                          ------
RETAIL (2.6%)

AutoNation, Inc., 9.000%, 08/01/08                      7,086              7,971
Carrols Holding Corp., 9.000%,
01/15/13, Callable 01/15/09 @ 104.50 (d)                2,050              2,137
Couche-Tard US/Finance, 7.500%,
12/15/13, Callable 12/15/08 @ 103.75                    2,375              2,512
Group 1 Automotive, Inc., 8.250%,
08/15/13, Callable 08/15/08 @ 104.13                    1,350              1,418
Pantry, Inc., 7.750%, 02/15/14, Callable
02/15/09 @ 103.88                                       3,153              3,310
PETCO Animal Supplies, Inc.,
10.750%, 11/01/11, Callable 11/01/06 @
105.38                                                  1,105              1,287
Rite Aid Corp., 8.125%, 05/01/10,
Callable 05/01/07 @ 104.06                              1,830              1,899
Rite Aid Corp., 9.500%, 02/15/11,
Callable 02/15/07 @ 104.38                              2,997              3,222
Rite Aid Corp., 7.500%, 01/15/15,
Callable 01/15/10 @ 103.75                              1,100              1,084
Sonic Automotive, Inc., Ser B, 8.625%,
 08/15/13, Callable 08/15/08 @ 104.31                   3,904              4,157
Toys "R" Us, Inc., 7.625%, 08/01/11 (e)                 1,610              1,670
Toys "R" Us, Inc., 7.875%, 04/15/13 (e)                 2,820              2,898
Toys "R" Us, Inc., 7.375%, 10/15/18 (e)                 3,000              2,884
United Auto Group, Inc., 9.625%,
03/15/12, Callable 03/15/07 @ 104.81                    1,678              1,829
                                                                          ------
                                                                          38,278
                                                                          ------
SEMICONDUCTORS (0.6%)
Fairchild Semiconductor Corp., 5.000%,
 11/01/08, Callable 01/06/05 @ 102.25                   3,161              3,185

Freescale Semiconductor, 5.410%,
07/15/09, Callable 07/15/06 @ 102(c)                    2,988              3,100
MagnaChip Semiconductor Ltd.,
6.875%, 12/15/11, Callable 12/15/08 @
103.44 (d)                                              1,865              1,921
                                                                          ------
                                                                           8,206
                                                                          ------
TELECOMMUNICATIONS (13.9%)
AT&T Corp., 9.050%, 11/15/11(c) (e)                    19,340             22,435
AT&T Corp., 9.750%, 11/15/31(c)                         8,970             11,426
Citizens Communications Co., 7.625%,
08/15/08                                                5,000              5,438
Citizens Communications Co., 9.250%,
05/15/11                                               10,660             12,446
Citizens Communications Co., 9.000%,
08/15/31(e)                                             3,530              4,015
Inmarsat Finance PLC, 7.625%,
06/30/12, Callable 03/01/08 @ 103.81                    8,498              8,668
Insight Midwest, Inc., 10.500%,
11/01/10, Callable 11/01/05 @ 105.25                    2,050              2,235
Intelsat Bermuda Ltd., 7.794%,
01/15/12, Callable 07/15/05 @ 102(c)(d)                 3,265              3,363
Intelsat Bermuda Ltd., 8.250%,
01/15/13, Callable 01/15/09 @ 104.13(d)                10,030             10,381
Intelsat Bermuda Ltd., 8.625%,

01/15/15, Callable 01/15/10 @ 104.31 (d)                      1,270              1,322
Intelsat Ltd., 5.250%, 11/01/08                               7,435              6,998
Lucent Technologies, Inc., 6.450%,
03/15/29 (e)                                                  6,765              6,038
MCI, Inc., 6.908%, 05/01/07                                   4,985              5,097
MCI, Inc., 8.735%, 05/01/14 (e)                              10,250             11,211
Nextel Communications, 6.875%,
10/31/13, Callable 10/31/08 @ 103.44                         10,440             11,340
Nextel Communications, 5.950%,
03/15/14, Callable 03/15/09 @ 102.98                          5,875              6,095
Nextel Communications, 7.375%,
08/01/15, Callable 08/01/08 @ 103.69                         10,296             11,351
NTL Cable PLC, 8.750%, 04/15/14,
Callable 04/15/09 @ 104.38 (d)                                6,564              7,302
PanAmSat Holding Corp., 6.375%,
01/15/08                                                         75                 78
PanAmSat Holding Corp., 9.000%,
08/15/14, Callable 08/15/09 @ 104.50                         13,055             14,198
Qwest Communications International,
Inc., 6.544%, 02/15/09 (c) (d)                                3,340              3,390
Qwest Communications International,
Inc., 7.875%, 09/01/11(d)                                    10,190             10,903
Qwest Communications International,
Inc., 7.500%, 02/15/14 (c) (d)                                2,855              2,905
Qwest Communications International,
Inc., 7.500%, 06/15/23, Callable 12/17/04
 @ 103.02                                                     4,770              4,651
Qwest Communications International,
Inc., 7.200%, 11/10/26, Callable 11/10/05
 @ 103.04                                                       146                137
Qwest Communications, Inc., 8.875%,
06/01/31, Callable 03/17/05 @105.03                           3,060              3,182
Rogers Cantel, Inc., 9.750%, 06/01/16                         4,350              5,220
Rogers Wireless, Inc., 5.525%,
12/15/10, Callable 12/15/06 @ 102 (c)                         2,285              2,405
Rogers Wireless, Inc., 9.625%,
05/01/11                                                        368                434
Rogers Wireless, Inc., 7.250%,
12/15/12                                                      2,785              2,973
Rogers Wireless, Inc., 6.375%,
03/01/14                                                      2,535              2,554
                                                                             ---------
                                                                               200,191
                                                                             ---------
TRANSPORTATION (0.5%)
CHC Helicopter Corp., 7.375%,
05/01/14, Callable 05/01/09 @ 103.69                          3,182              3,333
Petroleum Helicopters, Ser B, 9.375%,
05/01/09, Callable 05/01/06 @ 104.69                          2,990              3,244
                                                                             ---------
                                                                                 6,577
                                                                             ---------
TOTAL CORPORATE BONDS (COST $1,363,377)                                      1,397,296
                                                                             ---------

PREFERRED STOCKS (0.0%)
MEDIA  (0.0%)
Shaw Communications, Inc., 8.500%                            23,000                587
                                                                             ---------
TOTAL PREFERRED STOCKS (COST $489)                                                 587
                                                                             ---------

SHORT-TERM INVESTMENTS (4.6%)
Boston Global Investment Trust -
Enhanced Portfolio (g)                                   66,522,325             66,522
                                                                             ---------

TOTAL SHORT-TERM INVESTMENTS (COST $66,522)                                     66,522
                                                                            ----------

REPURCHASE AGREEMENTS (3.0%)
Lehman Brothers, 2.395%,
dated 1/31/05, to be repurchased on
02/01/05, repurchase price $42,934,787
(collateralized by U.S. Government Agencies,
5.000%, due 01/01/35; total market value
$43,790,641)                                             $   42,932             42,932
                                                                            ----------
TOTAL REPURCHASE AGREEMENTS (COST $42,932)                                      42,932
                                                                            ----------

TOTAL INVESTMENTS (COST $1,475,217) (a) - 104.4%                             1,509,254
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%                                 (63,992)
                                                                            ----------
NET ASSETS - 100.0%                                                         $1,445,262
                                                                            ==========

----------

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

STI CLASSIC FIXED INCOME FUNDS
CLASSIC INSTITUTIONAL LIMITED DURATION FUND

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)
(Amounts in thousands)

                                                        PRINCIPAL
                                                         AMOUNT                VALUE
                                                      ------------          ------------
U.S. TREASURY OBLIGATIONS (53.3%)
U.S. TREASURY NOTES
7.500%, 02/15/05                                      $     19,000          $     19,038
1.500%, 02/28/05                                            19,500                19,489
1.625%, 03/31/05                                            21,000                20,975
                                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $59,513)                                    59,502
                                                                            ------------

CASH EQUIVALENTS (40.7%)
CREDIT CARD ABS (12.0%)
American Express Credit Account Master
 Trust, Ser 2000-2, Cl A, 2.645%,
 09/17/07 (c)                                                2,683                 2,683
American Express Credit Account Master
 Trust, Ser 2002-2, Cl A, 2.480%,
 05/15/06 (c)                                                1,406                 1,405
BA Master Credit Card Trust, Ser
2001-A, Cl A, 2.600%, 06/15/08 (c)                           4,720                 4,726
Citibank Credit Card Issuance Trust, Ser
 2002-A5 Cl A5, 2.530%, 09/17/07 (c)                         4,567                 4,567
                                                                            ------------
                                                                                  13,381
                                                                            ------------
FANNIE MAE (6.6%)
Ser 2002-T10, Cl A1, 2.537%, 06/25/32 (c)                    1,984                 1,979
Ser 2002-T13, Cl A1, 2.630%, 08/25/32 (c)                    2,307                 2,306
Ser 2003-T4, Cl 1A, 2.654%, 09/26/33 (c)                     3,058                 3,059
                                                                            ------------
                                                                                   7,344
                                                                            ------------
FREDDIE MAC (2.0%)
Ser T-049, Cl AV, 2.680%, 12/25/32 (c)                       2,181                 2,182
                                                                            ------------
HOME EQUITY ABS (6.1%)
Mellon Bank Home Equity Loan Trust,
Ser 2001-1, Cl A, 2.740%, 03/20/27 (c)                       2,084                 2,085
Residential Asset Securities Corp., Ser
2003-KS4, Cl AIIB, 2.820%, 06/25/33 (c)                      2,914                 2,918
Residential Funding Mortgage Securities
I, Ser 2003-HS1, Cl A2, 2.820%,
12/25/32 (c)                                                 1,791                 1,793
                                                                            ------------
                                                                                   6,796
                                                                            ------------
OTHER ABS (14.0%)
Amortizing Residential Collateral Trust,
 Ser 2002-BC1F, Cl A, 2.810%,
 01/25/32 (c)                                                2,103                 2,101
Amortizing Residential Collateral Trust,
 Ser 2002-BC3M, Cl A, 2.800%,
 06/25/32 (c)                                                1,520                 1,521

Countrywide Home Equity Loan Trust,
Ser 2002-B, Cl A1, 2.730%, 04/15/28 (c)                      2,611                 2,612
Countrywide Home Equity Loan Trust,
Ser 2002-D, Cl A1, 2.720%, 08/15/28 (c)                      2,341                 2,340
Fleet Home Equity Loan Trust, Ser
2003-1, Cl A, 2.770%, 01/20/33 (c)                           2,449                 2,451
Greenpoint Home Equity Loan Trust,
Ser 2003-1, Cl A, 2.750%, 04/15/29 (c)                       1,392                 1,393
Merrill Lynch Home Equity Loan, Ser
1997-1, Cl A, 2.710%, 09/25/27 (c)                             277                   277
Wachovia Asset Securitization, Inc., Ser
2003-HE1, Cl A1, 2.820%, 03/25/33 (c)                        3,112                 3,117
                                                                            ------------
                                                                                  15,812
                                                                            ------------
TOTAL CASH EQUIVALENTS (COST $45,512)                                             45,515
                                                                            ------------
REPURCHASE AGREEMENTS (5.4%)
Lehman Brothers, 2.395%, dated
01/31/05, to be repurchased 02/01/05,
repurchase price $6,092,883 (collateralized
 by U.S. Government Agencies, 5.000%,
 due 01/01/35; total market value
 6,216,416)                                                  6,092                 6,092
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS (COST $6,092)                                          6,092
                                                                            ------------

TOTAL INVESTMENTS (COST $111,117) (a) - 99.4%                                    111,109
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                         676
                                                                            ------------
NET ASSETS - 100.0%                                                         $    111,785
                                                                            ============

----------
SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JANUARY 31, 2005
(Unaudited)

   (a) Cost and gross unrealized appreciation/(depreciation) on a tax basis are as follows (amounts in thousands):

                                                                                                     NET UNREALIZED
                                                                    UNREALIZED       UNREALIZED       APPRECIATION/
                    FUND                             COST          APPRECIATION     DEPRECIATION     (DEPRECIATION)
--------------------------------------------      -----------      ------------     ------------     --------------
Classic Institutional Core Bond Fund              $   261,490      $     1,507      $      (223)      $     1,284
Classic Institutional Intermediate Bond Fund           47,493              316             (115)              201
Seix Institutional High Yield Fund                  1,475,379           40,274           (6,399)           33,875
Classic Institutional Limited Duration Fund           111,120               12              (23)              (11)

   (b) Principal Amount and/or value is less than five hundred dollars.

   (c) Variable rate security. Rate presented represents rate in effect at January 31, 2005. Maturity date represents actual maturity date.

   (d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

   (e) This security or a partial position of the security was on loan at January 31, 2005. The total value of securities on loan at January 31, 2005 in thousands was $65,089 for the Seix Institutional High Yield Fund.

   (f) Security purchased on a when-issue basis.

   (g) This security was purchased with cash collateral held from securities lending.

   (h) Step bond.

   (i) Perpetual bond. This is a bond that has no maturity date, is not redeemable and pays a steady stream of interest indefinitely.

The following abbreviations are used in these Schedules of Portfolio
Investments:

   Cl Class

REIT Real Estate Investment Trust

  Ser Series

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds

By (Signature and Title)* /s/ Bryan Haft
                          ----------------------------------------------------
                          Bryan Haft, Treasurer, STI Classic Funds

Date March 28, 2005

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Jeffrey Young
                          ----------------------------------------------------
                          R. Jeffrey Young, President, STI Classic Funds

Date March 28, 2005

By (Signature and Title)*  /s/ Bryan Haft
                          ----------------------------------------------------
                          Bryan Haft, Treasurer, STI Classic Funds

Date March 28, 2005

* Print the name and title of each signing officer under his or her signature.